Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, net
Balances	$ 75,480
Balances	74,742	$ 75,480
Cost
Property, plant and equipment, net
Balances	198,533	203,479
Disposal of subsidiaries	(12,186)
Acquisition of business		96
Acquisitions	12,491	7,665
Disposals	(360)	(6,932)
Transfers		(1)
Transfers from Intangible	2	38
Transfer to Intangible		(36)
Translation differences and inflation adjustment	2,257	(5,776)
Balances	200,737	198,533	$ 203,479
Accumulated
Property, plant and equipment, net
Balances	(123,053)	(122,646)
Disposal of subsidiaries	11,364
Acquisition of business			22
Depreciation of the year	9,240	9,467
Disposals	203	6,347
Transfer to Intangible		(27)
Translation differences and inflation adjustment	5,269	(2,708)
Balances	(125,995)	(123,053)	(122,646)
Land, building and improvements
Property, plant and equipment, net
Balances	42,799
Balances	41,320	42,799
Land, building and improvements | Cost
Property, plant and equipment, net
Balances	56,939	57,164
Disposal of subsidiaries	0
Acquisition of business		0
Acquisitions	175	585
Disposals	(1)	(169)
Transfers	762	2,407
Transfers from Intangible	0	0
Transfer to Intangible		0
Translation differences and inflation adjustment	(1,231)	(3,048)
Balances	56,644	56,939	57,164
Land, building and improvements | Accumulated
Property, plant and equipment, net
Balances	(14,140)	(13,677)
Disposal of subsidiaries	0
Acquisition of business			0
Depreciation of the year	1,101	909
Disposals	0	0
Transfers	0
Transfer to Intangible		0
Translation differences and inflation adjustment	83	(446)
Balances	(15,324)	(14,140)	(13,677)
Plant and production Equipment
Property, plant and equipment, net
Balances	16,195
Balances	13,757	16,195
Plant and production Equipment | Cost
Property, plant and equipment, net
Balances	64,330	69,264
Disposal of subsidiaries	(11,705)
Acquisition of business		92
Acquisitions	2,036	3,594
Disposals	(153)	(6,333)
Transfers	159	1,435
Transfers from Intangible	2	0
Transfer to Intangible		(12)
Translation differences and inflation adjustment	(2,749)	(3,710)
Balances	51,920	64,330	69,264
Plant and production Equipment | Accumulated
Property, plant and equipment, net
Balances	(48,135)	(53,218)
Disposal of subsidiaries	10,918
Acquisition of business			21
Depreciation of the year	3,256	3,787
Disposals	121	5,970
Transfers	2
Transfer to Intangible		(11)
Translation differences and inflation adjustment	(2,191)	(2,910)
Balances	(38,163)	(48,135)	(53,218)
Vehicles, furniture and fixtures
Property, plant and equipment, net
Balances	11,671
Balances	16,106	11,671
Vehicles, furniture and fixtures | Cost
Property, plant and equipment, net
Balances	51,901	47,877
Acquisitions	9,063	1,428
Disposals	(37)	(362)
Transfers	(14)
Transfers from Intangible		38
Transfer to Intangible		(24)
Translation differences and inflation adjustment	7,684	2,944
Balances	68,597	51,901	47,877
Vehicles, furniture and fixtures | Accumulated
Property, plant and equipment, net
Balances	(40,230)	(34,901)
Depreciation of the year	3,758	3,409
Disposals	37	358
Transfers	(15)
Transfer to Intangible		(16)
Translation differences and inflation adjustment	8,555	2,294
Balances	(52,491)	(40,230)	(34,901)
Works in progress
Property, plant and equipment, net
Balances	1,177
Balances	1,055	1,177
Works in progress | Cost
Property, plant and equipment, net
Balances	1,177	3,387
Disposal of subsidiaries	0
Acquisition of business		0
Acquisitions	870	1,620
Disposals	0	0
Transfers	(930)	(3,843)
Transfers from Intangible	0	0
Transfer to Intangible		0
Translation differences and inflation adjustment	(62)	13
Balances	1,055	1,177	3,387
Works in progress | Accumulated
Property, plant and equipment, net
Balances	0	0
Disposal of subsidiaries	0
Acquisition of business			0
Depreciation of the year	0	0
Disposals	0	0
Transfers	0
Transfer to Intangible		0
Translation differences and inflation adjustment	0	0
Balances	0	0	0
Others
Property, plant and equipment, net
Balances	3,638
Balances	2,504	3,638
Others | Cost
Property, plant and equipment, net
Balances	24,186	25,787
Disposal of subsidiaries	(481)
Acquisition of business		4
Acquisitions	347	438
Disposals	(169)	(68)
Transfers	23	0
Transfers from Intangible	0	0
Transfer to Intangible		0
Translation differences and inflation adjustment	(1,385)	(1,975)
Balances	22,521	24,186	25,787
Others | Accumulated
Property, plant and equipment, net
Balances	(20,548)	(20,850)
Disposal of subsidiaries	446
Acquisition of business			1
Depreciation of the year	1,125	1,362
Disposals	45	19
Transfers	13
Transfer to Intangible		0
Translation differences and inflation adjustment	(1,178)	(1,646)
Balances	$ (20,017)	$ (20,548)	$ (20,850)